Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of customers concentration of risk
	December 31, 2021		December 31, 2020
Country:
Singapore	$259,686	1%	$244,646	37%
China (Hongkong)	1,599,983	9%	271,212	41%
China (Mainland)	16,566,953	90%	148,747	22%
Total cash and cash equivalents	$18,426,622	100%	$664,605	100%